Related party transactions	9 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

15.            Related party transactions

Related party balances

The balance due to related parties is................................. as at September 30, 2022 (December 31, 2021 - $743,100) for the director fees. These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Salary	$1,128,057	$2,350,134	$2,439,383	$3,095,936
Directors fees	218,283	103,777	563,336	262,641
Stock-based compensation	1,178,751	559,734	3,296,122	2,442,098
	$2,525,091	$3,013,645	$6,298,841	$5,800,675